Subsequent Events (Details Narrative) - USD ($)	Oct. 16, 2019	Sep. 30, 2019	Sep. 25, 2019	Nov. 07, 2019	Sep. 18, 2019
Debt accrued interest		$ 500			$ 17,973
Debt issued, amount		$ 53,000
Convertible Note [Member]
Debt conversion, shares issued		1,252,058	1,252,058
Debt conversion, principal amount		$ 150,000	$ 150,000
Debt discount interest rate					20.00%
Debt conversion price					$ 0.10
Debt interest rate					12.00%
Subsequent Event [Member] | 2019 Promissory Note [Member]
Debt issued, amount				$ 200,000
Debt discount interest rate				20.00%
Debt conversion price				$ 0.02
Debt interest rate				12.00%
Debt instrument, default interest rate				20.00%
Subsequent Event [Member] | Convertible Note [Member]
Debt conversion, shares issued	679,730
Debt conversion, principal amount	$ 67,973
Debt accrued interest	$ 905